Income Taxes - Schedule of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. operations					$ (73,132)	$ (61,541)
Non-U.S. operations					(2,927)	(6,746)
Loss before provision for income taxes	$ (17,521)	$ (28,713)	$ (32,750)	$ (49,773)	$ (76,059)	$ (68,287)